Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION
13.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first HK dollar 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

PRC

Generally, the Group’s WFOE, VIE and subsidiaries of VIE, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, Shanghai Xiao-i, was approved as a HNTE and is eligible to enjoy a preferential tax rate of 15% beginning 2021 and renewing the HNTE every three years. In November 2023, Shanghai Xiao-i renewed the HNTE, which allows Shanghai Xiao-I to enjoy a preferential tax rate of 15% from 2023 to 2026 to the extent it has taxable income under the EIT Law.

Guizhou Xiao-I was qualified as an eligible software enterprise before the income tax year-end final settlement in 2017. As a result of this qualification, it is entitled to a tax holiday of a full exemption for the years ended December 31, 2017 and 2018, in which its taxable income is greater than zero, followed by a three-year 50% exemption. In 2022, the tax holiday has expired and Guizhou Xiao-I renewed qualification of HNTE, which allows Guizhou Xiao-i to enjoy a preferential tax rate of 15% from 2022 to 2024.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and the VIE and subsidiaries of the VIE’s tax years 2019 through 2024 remain open to examination by the taxing jurisdictions. According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred, and that of high-tech enterprises is no more than 10 years. Carryback of losses is not permitted.

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expenses	$-	$-	$-
Deferred income tax expenses	3,787,692	-	-
Total income tax expenses	$3,787,692	$-	$-

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2023	2024	2025
Loss before income tax	$(23,218,076)	$(14,551,328)	$(101,826,416)
Loss tax expense at statutory tax rate	(5,804,519)	(3,637,833)	(25,456,604)
Additional deduction for R&D expenses	(11,671,270)	(7,426,068)	-
Investment loss/(income)	(18,886)	20,405	-
Non-deductible expenses	222,400	111,079	296,956
Tax effect of tax rate in a different jurisdiction	139,523	2,175,361	2,741,669
Effect of preferential tax rates	7,904,562	(2,388,224)	2,024,318
Deferred tax effect of tax rate change	-	(715,120)	-
Change in valuation allowance	15,011,112	(4,148,501)	4,378,640
Write-off of net operating loss (“NOL”)	78,655	123,034	-
Prior year true-up of NOL	(2,073,885)	15,885,867	16,014,986
Income tax expense	$3,787,692	$-	$-

The significant components of the net deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Tax losses	$10,574,640	$5,298,347
Allowance for credit losses	1,866,187	2,730,841
Accrued expenses	854,045	1,462,159
Written-down of inventories	312,247	333,689
Non-deductible education expense	713	745
Advertising costs	200	209
Lease liabilities	189,650	9,011
Amortization of intangible assets	994,517	903,091
Valuation allowance	(14,590,077)	(10,728,558)
Total deferred tax assets	$202,122	$9,534
Deferred tax liabilities:
Right-of-use assets	(202,122)	(9,534)
Deferred tax assets, net	$-	$-

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards of approximately $64,006,738 and $ 108,099,845 , respectively. The Group has recognized an addition to the valuation allowance of $15,013,296, $984,663 and $4,259,475 for the years ended December 31, 2023, 2024 and 2025, respectively.

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
Balance at the beginning of the year	$18,479,549	$14,590,077
Current year addition	984,663	(4,259,475)
Current year reduction	(5,133,164)	4,063,486
Deferred tax effect of tax rate change	715,119	-
Exchange rate effect	(456,090)	(3,665,530)
Balance at the end of the year	$14,590,077	$10,728,558

As of December 31, 2025, net operating loss carryforwards from PRC will expire, if unused, in the following amounts:

2026	$528,877
2027	327,944
2028	734,400
2029	19,467,792
2030	5,272,131
Thereafter	81,768,701
Total	$108,099,845